Common Stock (Details Narrative)																		2 Months Ended	3 Months Ended			12 Months Ended
	Mar. 30, 2022 USD ($) shares $ / shares	Mar. 30, 2022 USD ($) $ / shares shares	Mar. 28, 2022 USD ($) shares	Mar. 28, 2022 CAD ($) shares $ / shares	Mar. 24, 2022 USD ($) shares	Mar. 24, 2022 CAD ($) shares $ / shares	Mar. 18, 2022 USD ($) shares	Mar. 18, 2022 CAD ($) shares $ / shares	Mar. 17, 2022 USD ($) shares	Mar. 17, 2022 CAD ($) shares $ / shares	Mar. 16, 2022 USD ($) shares	Mar. 16, 2022 CAD ($) shares $ / shares	Mar. 15, 2022 USD ($) shares	Mar. 15, 2022 CAD ($) shares $ / shares	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 CAD ($) $ / shares	May 31, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2022 CAD ($) $ / shares shares	Mar. 30, 2021 CAD ($) $ / shares shares	Mar. 08, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Sep. 15, 2020 USD ($) shares	Sep. 15, 2020 CAD ($) shares	Jul. 01, 2020 $ / shares	Jul. 01, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued																			2,000,000		1,416,667		2,000,000
Notional amount															$ 29,528	$ 89,198								$ 37,500	$ 112,500		$ 9,870	$ 13,000
Units issued on conversion of debt															660,000	1,500,000								660,000	1,500,000		173,333	173,333
Accrued interest | $															$ 12,000							$ 17,733
Number of share options granted in share-based payment arrangement																						450,000
Proceeds from exercise of warrants | $																			$ 11,664		$ 330,460
Proceeds from exercise of options																			3,997	$ 5,000	27,357
Gain (loss) on debt settlement | $																			71,282		$ (72,105)
Net debt | $																										$ 11,027
Long-term notes payable [member]
IfrsStatementLineItems [Line Items]
Issue of equity | $	$ 98,400
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | (per share)	$ 0.10	$ 0.12
Other payables | $	$ 38,062	$ 38,062
Gain (loss) on debt settlement | $	60,338
Loss on issuance of debt | $	33,006
Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Notional amount															$ 29,528	$ 89,198								$ 37,500	$ 112,500
Units issued on conversion of debt															660,000	1,500,000								660,000	1,500,000
Debt conversion price | (per share)															$ 0.06	$ 0.06								$ 0.075	$ 0.075				$ 0.06	$ 0.075
Accrued interest															$ 9,478									$ 12,000
Debt settlement [member]
IfrsStatementLineItems [Line Items]
Net debt | $	$ 8,602	$ 8,602
Consulting Service [Member] | Consulting Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			200,000				200,000
Issue of equity | $																			$ 51,208
Adjustments for share-based payments | $																			$ 51,208
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	150,000
Number of share options granted in share-based payment arrangement																			650,000	650,000	150,000	1,325,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares																			$ 15,661	$ 19,625
Number of other equity instruments granted in share-based payment arrangement			353,000	353,000	4,212,554	4,212,554	1,026,174	1,026,174			363,636	363,636	1,551,419	1,551,419
Issue of equity			$ 57,768	$ 72,287	$ 578,137	$ 724,670	$ 124,130	$ 156,587			$ 51,559	$ 65,624	$ 184,181	$ 236,032
Warrant and option reserve | $																			$ 18,434		$ 3,695
Warrants [member] | Long-term notes payable [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	400,000
Warrants [member] | Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares															$ 0.10	$ 0.10
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement																			146,250	146,250
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares																			$ 0.10
Warrants Two [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		50,000
Number of other equity instruments granted in share-based payment arrangement																			50,000	50,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares																			$ 0.10
Proceeds from exercise of warrants | $																		$ 4,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding																			296,436,824		151,126,843	185,169,793	296,436,824			125,339,156
Issue of equity | $	$ 36,900
Number of share options granted in share-based payment arrangement	150,000
Ordinary shares [member] | Long-term notes payable [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	400,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares																							$ 0.00001
Number of shares outstanding																			296,436,824			185,169,792	296,436,824
Share issued price per share | $ / shares				$ 0.45		$ 0.45		$ 0.45		$ 0.45		$ 0.45		$ 0.45
Ordinary shares [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	190,000	190,000
Issue of equity | $	$ 41,608
Ordinary shares [member] | Services [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,684,428	1,684,428
Issue of equity | $	$ 396,108
Non brokered private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				4,600,000		34,513,400		19,175,898		2,000,000		6,060,606		40,308,037		8,015,832									8,015,832
Share issued price per share | (per share)				$ 0.165		$ 0.165		$ 0.165		$ 0.165		$ 0.165		$ 0.165		$ 0.05									$ 0.06
Proceeds from issue of ordinary shares			606,548	$ 759,000	4,535,347	$ 5,694,761	2,508,197	$ 3,164,023	$ 260,681	$ 330,000	785,678	$ 1,000,000	5,189,773	$ 6,650,826		$ 400,792	$ 481,350
Payments for share issue costs			$ 34,759	$ 43,495	$ 672,259	$ 844,108	$ 112,585	$ 142,022			$ 47,168	$ 60,035	$ 242,019	$ 304,976
Non brokered private placement [member] | Prepaid expenses and deposits [member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets																			$ 79,968				$ 100,000
Non brokered private placement [member] | Prepaid services [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement									909,090	909,090
Issue of equity									$ 118,491	$ 150,000
Non brokered private placement [member] | Investor relation [member]
IfrsStatementLineItems [Line Items]
Adjustments for share-based payments																			$ 39,478	$ 50,000
Non brokered private placement [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																4,416,667									4,416,667
Share issued price per share | (per share)												$ 0.165				$ 0.05									$ 0.06
Number of other equity instruments granted in share-based payment arrangement									3,000,000	3,000,000
Issue of equity									$ 391,021	$ 472,001						$ 220,833	$ 265,000
Non brokered private placement [member] | Vesting of restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement									700,000	700,000									650,000	650,000		50,000
Issue of equity																			$ 92,171	$ 107,250
Adjustments for share-based payments | $																			$ 84,721			$ 7,450
Non brokered private placement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | (per share)																$ 0.08	$ 0.10
Us private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																4,716,160									4,716,160
Share issued price per share | $ / shares																$ 0.05
Proceeds from issue of ordinary shares | $																$ 235,808
Us private placement [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares																$ 0.08
Exercise of warrants [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 0.10
Number of share options granted in share-based payment arrangement	3,304,600
Proceeds from exercise of warrants | $	$ 330,460
Exercise of options [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 0.18
Number of share options granted in share-based payment arrangement	150,000
Proceeds from exercise of options | $	$ 27,358
Exercise of options [member] | Ordinary shares [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Issue of equity | $	$ 109,427
Number of share options granted in share-based payment arrangement	600,000